Cash flow information (Tables)	12 Months Ended
Jun. 30, 2025
Cash flow information
Schedule of cash flows generated
	Note	06.30.2025	06.30.2024	06.30.2023
Profir / (loss) for the year		196,118	(47,127)	315,903
Adjustments for:
Income tax	21	45,180	(64,601)	(334,192)
Amortization and depreciation	24	10,510	9,130	9,838
(Gain) / loss from disposal of property, plant and equipment	26	(12)	3	3,545
Net loss from fair value adjustment of investment properties	9	2,500	488,794	254,567
Impairment of others assets		-	-	176
Gain from lease modification		(1,982)	-	-
Impairment of trading properties	26	19,125	-	-
(Gain) / loss from disposal of associates and joint ventures	26	(2,766)	1,903	-
Realization of currency translation adjustment	26	-	-	(2,215)
Loss / (gain) on sale of trading properties and others		3,048	(5,307)	(15,492)
Financial results, net		21,508	(142,405)	(99,985)
Provisions and allowances		22,925	28,887	86,045
Share of profit of associates and joint ventures	8	(27,924)	(47,454)	(13,580)
Changes in operating assets and liabilities:
Decrease / (increase) in inventories		285	169	(321)
Decrease / (increase) in trading properties		4,105	(913)	476
(Increase) / decrease in trade and other receivables		(10,146)	6,645	(3,649)
Decrease in trade and other payables		(18,054)	(68,950)	(1,508)
Increase / (decrease) in salaries and social security liabilities		2,208	(2,810)	4,764
Decrease in provisions		(505)	(857)	(347)
Net cash generated by operating activities before income tax paid		266,123	155,107	204,025

Schedule of detail of significant non-cash transactions
	06.30.2025	06.30.2024	06.30.2023
Increase of investment properties through a decrease of investments in financial assets	22,693	-	-
Increase of property, plant and equipment through an increase of trade and other payables	96	-	-
Issuance of non-convertible notes	59,416	-	237,953
Increase of investments in financial assets through an increase in trade and other payables	8,783	-	-
Increase of investments in financial assets through a decrease of investments in associates and joint ventures	2,190	-	-
Decrease in investments in associates and joint ventures through a decrease in borrowings	297	-	-
Decrease in trading properties through an increase in trade and other receivables	3,206	-	-
Other comprehensive loss for the year	802	5,319	6,659
Decrease in investment properties through an increase in property, plant and equipment	1,624	14	119
Decrease in property, plant and equipment through an increase in investment properties	-	-	16,627
Decrease in property, plant and equipment through an increase in revaluation surplus	-	-	1,377
Increase in intangible assets through an increase in salaries and social security liabilities	430	-	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	2,285	-	-
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	-	-	160
Decrease of trading properties through an increase in intangible assets	-	-	6,589
Decrease in investments in financial assets through a decrease in trade and other payables	3,951	-	1,906
Decrease in dividends receivable through an increase in investments in financial assets	-	-	67
Decrease in Shareholders’ Equity through a decrease in trade and other receivables	4,923	5,804	8,779
Decrease in investment properties through a decrease in investments in financial assets	-	-	404
Decrease in Shareholders’ Equity through a decrease in investments in financial assets	30,038	85,858	13,138
Increase in right-of-use assets through an increase in lease liabilities	5,362	1,140	2,337
Increase of investments in financial assets through a decrease in trade and other receivables	-	-	3,005
Decrease of intangible assets through an increase in investment properties	-	-	275
Decrease of intangible assets through an increase in trading properties	75,411	-	761
Increase of investment properties through a decrease in trade and other receivables	-	-	238
Decrease in Shareholders’ Equity through an increase in trade and other payables	2,717	9,256	990
Increase in investment properties through a decrease in trading properties	-	-	2,999
Decrease in trading properties through a decrease in borrowings	-	3,165	1,751
Barter transactions of investment properties	17	982	-
Decrease in investment properties through an increase in trade and other receivables	1,331	4,212	-
Decrease in investments in associates and joint ventures through an increase in trade and other receivables	18,701	7,523	-
Increase in intangible assets through a decrease in investment properties	2,446	38,218	-
Increase in intangible assets through an increase in trade and other payables	796	11,007	-
Increase of investments in financial assets through an increase in borrowings	531	694	-
Increase in Shareholders’ Equity through a decrease in trade and other payables	-	1,390	-
Decrease in borrowings through an increase in trade and other payables	3,299	-	-
Increase in investment properties through an increase in trade and other payables	12,682	-	740
Decrease in right-of-use assets through a decrease in lease liabilities	6,791	-	-
Decrease of investment in financial assets through an increase in trade and other receivables	2,722	-	-
Decrease in lease liabilities through an increase in trade and other payables	460	-	-
Increase of investment in financial assets through a decrease in derivative financial instruments	108	-	-
Decrease in investment properties through an increase in trading properties	87,890	-	-